10. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Notes
10. PROPERTY, PLANT AND EQUIPMENT

10.PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2020 and 2019 consists of the following:

	Land	Building and Improve- ments	Machinery and equipment	Right of Use Asset	Total

Cost
Balances, December 31, 2019	$-	$-	$12,745	$-	$12,745
Acquired from MAG	2,951,456	78,487,261	12,758,984	-	94,197,701
Acquired from PV	-	-	319,876	475,396	795,272
Additions	-	19,327	161,093	-	180,420
Disposals	-	-	(288,846)	-	(288,846)
Translation Adjustment	(72,141)	(1,916,190)	(322,354)	(16,250)	(2,326,935)
Balance, December 31, 2020	$2,879,315	$76,590,398	$12,641,498	$459,146	$92,570,357
Accumulated depreciation
Balances, December 31, 2019	$-	$-	$1,898	$-	$1,898
Depreciation	-	4,221,323	1,468,548	68,757	5,758,628
Disposals	-	-	-	-	-
Translation Adjustment	-	(217,607)	(75,006)	(1,799)	(294,412)

Balances, December 31, 2020	$-	$4,003,716	$1,395,440	$66,958	$5,466,114
Balances, December 31, 2020	$2,879,315	$72,586,682	$11,246,058	$392,188	$87,104,243

A total $1,124,818 depreciation was capitalized to inventory during 2020 operations, of which $150,081 is included in cost of sales. Included in the Consolidated Statements of loss and Comprehensive loss, there is a gain on disposal of machinery and equipment amounting to $232,874.

	Land	Building and Improve- ments	Machinery and equipment	Total

Cost
Balances, December 31, 2018	$-	$-	$-	$-
Additions	-	-	12,745	12,745
Disposals	-	-	-	-
Balance, December 31, 2019	$-	$-	$12,745	$12,745
Accumulated depreciation
Balances, December 31, 2018	$-	$-	$-	$-
Depreciation	-	-	1,898	1,898
Disposals	-	-	-	-
Balances, December 31, 2019	$-	$-	$1,898	$1,898
Balances, December 31, 2019	$-	$-	$10,847	$10,847